Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Comp Table Total for PEO ($)	Comp Actually Paid to PEO ($)	Average Summary Comp Table Total for Non-PEO Named Executive Officers ($)	Average Comp Actually Paid to Non-PEO Named Executive Officers ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (GAAP) (millions) ($)	Non-GAAP Adjusted Operating Profit(3) (millions) ($)
					Total Shareholder Return ($)	Peer Group(2) Total Shareholder Return ($)
2025	22,878,788	10,260,804	7,473,760	5,057,563	74.69	136.89	5,572	8,661
2024	24,063,977	9,185,261	6,059,067	1,713,257	87.89	120.71	5,782	8,894
2023	23,390,051	15,171,604	7,631,274	4,457,788	105.29	121.34	6,708	9,873
2022	18,965,201	13,072,062	6,714,395	5,141,166	111.96	108.02	11,548	13,853
2021	27,620,893	43,250,361	10,489,120	19,573,719	133.61	129.04	12,890	13,144

Company Selected Measure Name	Adjusted Operating Profit
Named Executive Officers, Footnote	For all periods presented, Carol Tomé has been the principal executive officer (“PEO”). In 2025, the Non-PEO NEOs were Brian Dykes, Nando Cesarone, Kate Gutmann and Bala Subramanian. In 2024, the Non-PEO NEOs were Brian Dykes, Brian Newman, Nando Cesarone, Kate Gutmann and Bala Subramanian. In 2023 and 2022, the Non-PEO NEOs were Brian Newman, Nando Cesarone, Kate Gutmann and Bala Subramanian. In 2021, the Non-PEO NEOs were Brian Newman, Scott Price, Nando Cesarone and Kate Gutmann.
Peer Group Issuers, Footnote	Our peer group is represented by the Dow Jones Transportation Average.
PEO Total Compensation Amount	$ 22,878,788	$ 24,063,977	$ 23,390,051	$ 18,965,201	$ 27,620,893
PEO Actually Paid Compensation Amount	$ 10,260,804	9,185,261	15,171,604	13,072,062	43,250,361
Adjustment To PEO Compensation, Footnote

PEO SCT Total to CAP Reconciliation
Year	Summary Compensation Table Total for PEO ($)	Deductions from SCT Total(1) ($)	Additions and other adjustments to SCT Total(2) ($)	Compensation Actually Paid ($)
2025	22,878,788	18,909,300	6,291,316	10,260,804
2024	24,063,977	19,641,906	4,763,190	9,185,261
2023	23,390,051	20,274,954	12,056,507	15,171,604
2022	18,965,201	16,275,515	10,382,376	13,072,062
2021	27,620,893	24,795,449	40,424,917	43,250,361
(1)Grant-date fair value of stock awards granted during the year (2025: $17,550,546, 2024: $18,283,138, 2023: $18,916,192, 2022: $15,046,968, 2021: $23,670,426), the grant-date fair value of option awards granted during the year (2025: $1,358,754, 2024: $1,358,768, 2023: $1,358,762, 2022: $1,228,547, 2021: $1,125,023) and the aggregate change in the actuarial present value of accumulated benefits under pension plans (2025: $—, 2024: $—, 2023: $—, 2022: $—, 2021: $—).
(2)Service cost for defined benefit pension plans (2025: $—, 2024: $—, 2023: $—, 2022: $—, 2021: $—), and the value of equity awards calculated using the required methodology for determining CAP, as further detailed in the table below.

PEO Equity Component of CAP
Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Change in Fair Value from Prior Year End to Year End of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value as of Prior Year End of Equity Awards Forfeited in the Year ($)	Total Equity Award Adjustments ($)
2025	20,077,430	(4,196,558)	—	(9,589,556)	—	6,291,316
2024	14,961,235	(4,644,851)	—	(5,553,194)	—	4,763,190
2023	14,112,488	(3,170,240)	2,071,950	(957,691)	—	12,056,507
2022	12,805,107	(5,289,424)	—	2,866,693	—	10,382,376
2021	33,072,440	6,256,043	—	1,096,434	—	40,424,917

Non-PEO NEO Average Total Compensation Amount	$ 7,473,760	6,059,067	7,631,274	6,714,395	10,489,120
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,057,563	1,713,257	4,457,788	5,141,166	19,573,719
Adjustment to Non-PEO NEO Compensation Footnote

Average Non-PEO NEOs SCT Total to CAP Reconciliation
Year	Summary Compensation Table Total for Other NEOs ($)	Deductions from SCT Total(1) ($)	Additions and other adjustments to SCT Total(2) ($)	Compensation Actually Paid ($)
2025	7,473,760	5,711,203	3,295,006	5,057,563
2024	6,059,067	4,065,134	(280,676)	1,713,257
2023	7,631,274	6,111,238	2,937,752	4,457,788
2022	6,714,395	5,656,642	4,083,413	5,141,166
2021	10,489,120	8,564,070	17,648,669	19,573,719
(1)Average grant date fair value of stock awards granted during the year (2025: $5,104,043, 2024: $3,713,647, 2023: $4,765,597, 2022: $5,378,818, 2021: $8,200,584), the average grant date fair value of option awards granted during the year (2025: $442,705, 2024: $351,486, 2023: $399,020, 2022: $277,825, 2021: $351,349) and the average aggregate change in the actuarial present value of accumulated benefits under pension plans (2025: $164,455, 2024: $—, 2023: $946,621, 2022: $—, 2021: $12,137).
(2)Average service cost for defined benefit pension plans (2025: $—, 2024: $—, 2023: $—, 2022: $44,219, 2021: $40,127), and the value of equity awards calculated using the required methodology for determining CAP, as further detailed in the table below.

Average Non-PEO NEOs Equity Component of CAP
Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Change in Fair Value from Prior Year End to Year End of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value as of Prior Year End of Equity Awards Forfeited in the Year ($)	Total Equity Award Adjustments ($)
2025	4,594,997	449,560	—	(1,749,551)	—	3,295,006
2024	2,466,569	(771,043)	—	(1,361,426)	(614,776)	(280,676)
2023	3,467,543	(884,732)	546,548	(191,607)	—	2,937,752
2022	4,841,330	(1,551,105)	—	748,969	—	4,039,194
2021	12,120,687	2,762,650	—	2,725,205	—	17,608,542
•Stock awards issued under the MIP are valued at the NYSE closing price of UPS class B stock at each applicable date.
•Outstanding stock awards issued under the LTIP are valued using a Monte Carlo model at each reporting date with performance outcomes assumed to be at target. LTIP awards that vest during the period are valued using actual performance outcomes and the NYSE closing price of UPS class B stock on the vesting date.
•Option awards are valued using a Black-Scholes option pricing model that reflects the award’s exercise price relative to the NYSE closing price of UPS class B common stock at each valuation date.
•Stock award valuations include reinvested dividends where applicable.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular List
Non-GAAP adjusted operating profit
Revenue
Non-GAAP adjusted earnings per share
Non-GAAP adjusted free cash flow
Non-GAAP adjusted operating return on invested capital

Total Shareholder Return Amount	$ 74.69	87.89	105.29	111.96	133.61
Peer Group Total Shareholder Return Amount	136.89	120.71	121.34	108.02	129.04
Net Income (Loss)	$ 5,572,000,000	$ 5,782,000,000	$ 6,708,000,000	$ 11,548,000,000	$ 12,890,000,000
Company Selected Measure Amount	8,661,000,000	8,894,000,000	9,873,000,000	13,853,000,000	13,144,000,000
Additional 402(v) Disclosure	In accordance with SEC rules, we are required to include in the above table the most important financial performance measure (not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executive officers for 2025 to Company performance. We consider this measure to be non-GAAP Adjusted Operating Profit, which is calculated by excluding the following items from Operating Profit determined in accordance with GAAP: for 2025, transformation strategy costs, goodwill and asset impairment charges, and a net loss on divestiture; for 2024, transformation strategy costs, gain on divestiture, a one-time payment for an international regulatory matter, goodwill and asset impairment charges, expense for a separate regulatory matter, and a charge related to a multiemployer pension plan withdrawal; for 2023, a one-time compensation representing a payment to certain U.S.-based non-union part-time supervisors, goodwill and asset impairment charges, and transformation strategy costs; for 2022, a one-time non-cash expense related to stock-based awards that were accelerated to fully vest in 2022 in connection with a change in incentive compensation program design, a one-time non-cash charge reflecting a reduction in the estimated residual value of fully-depreciated MD-11 aircraft, and transformation strategy costs; and for 2021, transformation strategy costs, goodwill and asset impairment charges, and divestitures.
•Stock awards issued under the MIP are valued at the NYSE closing price of UPS class B stock at each applicable date.
•Outstanding stock awards issued under the LTIP are valued using a Monte Carlo model at each reporting date with performance outcomes assumed to be at target. LTIP awards that vest during the period are valued using actual performance outcomes and the NYSE closing price of UPS class B stock on the vesting date.
•Option awards are valued using a Black-Scholes option pricing model that reflects the award’s exercise price relative to the NYSE closing price of UPS class B common stock at each valuation date.
•Stock award valuations include reinvested dividends where applicable.

Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP adjusted operating profit
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP adjusted earnings per share
Measure:: 4
Pay vs Performance Disclosure
Name	Non-GAAP adjusted free cash flow
Measure:: 5
Pay vs Performance Disclosure
Name	Non-GAAP adjusted operating return on invested capital
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,291,316	4,763,190	12,056,507	10,382,376	40,424,917
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,909,300)	(19,641,906)	(20,274,954)	(16,275,515)	(24,795,449)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,291,316	4,763,190	12,056,507	10,382,376	40,424,917
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,077,430	14,961,235	14,112,488	12,805,107	33,072,440
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,196,558)	(4,644,851)	(3,170,240)	(5,289,424)	6,256,043
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	2,071,950	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,589,556)	(5,553,194)	(957,691)	2,866,693	1,096,434
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,550,546)	(18,283,138)	(18,916,192)	(15,046,968)	(23,670,426)
PEO | Options Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,358,754)	(1,358,768)	(1,358,762)	(1,228,547)	(1,125,023)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(164,455)	0	(946,621)	0	(12,137)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	44,219	40,127
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,295,006	(280,676)	2,937,752	4,039,194	17,608,542
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,711,203)	(4,065,134)	(6,111,238)	(5,656,642)	(8,564,070)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,295,006	(280,676)	2,937,752	4,083,413	17,648,669
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,594,997	2,466,569	3,467,543	4,841,330	12,120,687
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	449,560	(771,043)	(884,732)	(1,551,105)	2,762,650
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	546,548	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,749,551)	(1,361,426)	(191,607)	748,969	2,725,205
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(614,776)	0	0	0
Non-PEO NEO | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,104,043)	(3,713,647)	(4,765,597)	(5,378,818)	(8,200,584)
Non-PEO NEO | Options Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (442,705)	$ (351,486)	$ (399,020)	$ (277,825)	$ (351,349)